Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	64.045
Maximum Aggregate Offering Price	$ 44,831,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,191.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Represents additional shares of Common Stock available for future issuance under the Allient Inc. Employee Stock Ownership Plan (as amended, restated, supplemented or otherwise modified from time to time, the "Plan") or that may become issuable under the Plan pursuant to its terms. This estimate is made pursuant to Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's Class A common stock as reported on the Nasdaq Stock Market on March 24, 2026, which date is within five business days prior to filing this registration statement. The Registrant does not have any fee offsets.